Related Party and Parties in Interest Transactions (Details) - Ralliant common stock - EBP 001 $ in Millions	6 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares/units held (in shares) | shares	48,400
Shares purchased, amount	$ 3.0
Shares sold, amount	$ 0.8